Convertible Promissory Notes - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Jan. 02, 2014 Convertible Promissory Notes	Nov. 04, 2013 Convertible Promissory Notes	Dec. 31, 2013 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt, stated interest rate				6.00%
Debt, face amount		$ 62,262,217		$ 2,475,000	$ 1,650,000
Debt, maturity date				Jan. 01, 2014
Convertible Rate				$ 0.50
Conversion of debt, Shares issued				1,649,999
Amortization of debt discount	1,451,621			1,451,621
Payments on convertible notes			$ 450,000		$ 1,200,000